OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of analysis of other comprehensive income by item [abstract]
Disclosure of other comprehensive income (loss)	Other comprehensive income (loss) consists of the following:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2023	2022	2023	2022
Items that may be reclassified to net income:
Foreign currency translation
Net unrealized foreign currency translation gains (losses) in respect of foreign operations	$208	$(1,001)	$386	$(1,104)
Reclassification of realized foreign currency translation gains to net income on dispositions of foreign operations	—	—	—	17
(Losses) gains on hedges of net investments in foreign operations	(121)	517	(200)	572
	87	(484)	186	(515)
Cash flow hedges
(Losses) gains on derivatives designated as cash flow hedges, net of income taxes for the three and six months ended Jun. 30, 2023 of $(31) million and $(29) million (2022 – $(1) million and $(7) million)	275	(35)	231	66
	275	(35)	231	66
Equity accounted investments
Share of unrealized foreign currency translation losses in respect of foreign operations	1	(2)	1	(2)
Gains on derivatives designated as cash flow hedges	17	22	3	75
	18	20	4	73
Items that will not be reclassified to net income:
Unrealized losses on securities - FVTOCI, net of income taxes for the three and six months ended Jun. 30, 2023 of nil and nil (2022 – nil and $(3) million)	(2)	(19)	(15)	(20)
Net remeasurement (losses) gains on defined benefit obligations	(2)	1	(2)	1
Revaluation surplus (deficit), net of income taxes for the three and six months ended Jun. 30, 2023 of $1 million and $(1) million (2022 – nil and nil)	(2)	—	2	—
	(6)	(18)	(15)	(19)
Total other comprehensive income (loss)	$374	$(517)	$406	$(395)